Accrued Expenses and Accrued Interest (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

As of September 30, 2020, and December 31, 2019, accrued expenses consist of the following:

	September 30,	December 31,
	2020	2019
Accrued compensation costs	$233,428	$151,858
Accrued professional fees	23,000	141,310
Accrued franchise taxes	25,607	30,270
Accrued research and development	5,637	-
Other accrued expenses	-	10,000
Accrued expenses	$287,672	$333,438

As of December 31, 2019 and 2018, accrued expenses consist of the following:

	December 31,
	2019	2018
Accrued compensation costs	$151,858	$288,549
Accrued professional fees	141,310	55,300
Deferred rent	-	22,473
Accrued franchise taxes	30,270	26,985
Accrued research and development	-	17,064
Other accrued expenses	10,000	2,500
Accrued expenses	$333,438	$412,871